Inventory and Contracts in Progress (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory and contracts in progress [abstract]
Raw materials	€ 7,400	€ 5,616	€ 4,970
Work in progress	2,805	2,151	3,377
Finished goods	1,996	1,390	1,414
Contracts in progress	495	829	1,266
Total inventories and contracts in progress	€ 12,696	€ 9,986	€ 11,027